As filed with the Securities and Exchange Commission on November 29, 2006


                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                |X|
            Pre-Effective Amendment No.  __        |_|
            Post-Effective Amendment No. 107       |X|


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |X|
            Amendment No. 109                      |X|


                              --------------------

                               THE RBB FUND, INC.

               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 791-1112

                                   Copies to:
              JAMES SHAW                           MICHAEL P. MALLOY, ESQUIRE
               PFPC Inc.                            Drinker Biddle & Reath LLP
          103 Bellevue Parkway                           One Logan Square
          Wilmington, DE 19809                        18th & Cherry Streets
 (Name and Address of Agent for Service)           Philadelphia, PA 19103-6996


It is proposed that this filing will become effective (check appropriate box)
     | | immediately upon filing pursuant to paragraph (b)
     |X| on December 14, 2006 pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1)
     | | on ________________ pursuant to paragraph (a)(1)
     | | 75 days after filing pursuant to paragraph (a)(2)
     | | on ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered..............Shares of Common Stock

                               THE RBB FUND, INC.

                                EXPLANATORY NOTE

        DESIGNATION OF NEW EFFECTIVE DATE FOR PREVIOUSLY FILED AMENDMENT

Post-Effective Amendment No. 103 ("PEA 103") was filed by The RBB Fund, Inc. (the "Registrant") pursuant to Rule 485 (a)(2) under the Securities Act of 1933 on July 18, 2006 to register a new Fund, the Bear Stearns CUFS MLP Mortgage Portfolio, and pursuant to Rule 485 (a)(2) would have been effective October 2, 2006.

On September 29, 2006, the Registrant filed Post-Effective Amendment No. 104 ("PEA 104") pursuant to Rule 485 (b)(1)(iii) for the sole purpose of designating November 1, 2006 as the new effective date of PEA 103.

On October 31, 2006, the Registrant filed Post-Effective Amendment No. 106 ("PEA 106") pursuant to Rule 485 (b)(1)(iii) for the sole purpose of designating November 30, 2006 as the new effective date of PEA 104.

This  Post-Effective  Amendment  No.  107 is being  filed  pursuant  to Rule 485
(b)(1)(iii) for the sole purpose of designating December 14, 2006 as the new effective date upon which PEA 106 shall become effective.

This Post-Effective Amendment No. 107 incorporates by reference the information contained in Parts A and B of PEA 103. Part C is filed herewith.

                               THE RBB FUND, INC.
                                     PEA 107
                            PART C: OTHER INFORMATION

Item 23.      EXHIBITS

(a) Articles of Incorporation.

      (1) Articles of Incorporation of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Articles Supplementary of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
          Registration  Statement  (No.  33-20827)  filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's
          Registration  Statement  (No.  33-20827)  filed  on May 1,  1990,  and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's
          Registration  Statement  (No.  33-20827)  filed on July 15, 1992,  and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (8) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (9) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

     (10) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

     (11) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

     (12) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

     (13) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

     (14) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

     (15) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

     (16) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

     (17) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

     (18) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

     (19) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

     (20) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

     (21) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (22) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (23) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (24) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (25) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

     (26) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on November 29, 1999.

     (27) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

     (28) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

     (29) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

     (30) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

     (31) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

     (32) Articles Supplementary of Registrant (BOSTON PARTNERS BOND FUND - INSTITUTIONAL CLASS AND BOSTON PARTNERS BOND FUND - INVESTOR CLASS) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

     (33) Articles of Amendment to Charter of the Registrant (BOSTON PARTNERS ALL-CAP VALUE FUND - INSTITUTIONAL CLASS AND BOSTON PARTNERS BOND FUND
          - INSTITUTIONAL CLASS) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

     (34) Articles Supplementary of Registrant (SCHNEIDER VALUE FUND) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

     (35) Articles Supplementary of Registrant (BAKER 500 GROWTH FUND - INSTITUTIONAL CLASS AND CLASS S) are incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

     (36) Articles Supplementary of Registrant (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS AND LIQUIDITY FUND FOR CREDIT UNION MEMBERS) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

     (37) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

     (38) Articles Supplementary of Registrant (ROBECO WPG CORE BOND FUND - INVESTOR CLASS, ROBECO WPG CORE BOND FUND - INSTITUTIONAL CLASS, ROBECO WPG TUDOR FUND - INSTITUTIONAL CLASS, ROBECO WPG LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

     (39) Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant's Registration Statement (No. 33-20827) filed on March 23, 2005.

     (40) Articles Supplementary of Registrant (ROBECO WPG CORE BOND FUND - INVESTOR CLASS, ROBECO WPG CORE BOND FUND - INSTITUTIONAL CLASS, ROBECO WPG TUDOR FUND - INSTITUTIONAL CLASS, ROBECO WPG LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant's Registration Statement (No. 33-20827) filed on March 23, 2005.

     (41) Articles Supplementary of Registrant (SENBANC FUND) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

     (42) Articles of Amendment of Registrant (ROBECO WPG CORE BOND FUND - RETIREMENT CLASS) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

     (43) Articles Supplementary of Registrant (ROBECO WPG CORE BOND FUND - INVESTOR CLASS) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.

     (44) Articles Supplementary of Registrant (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant's Registration Statement (No.33-20827) filed on July 18, 2006.

(b)       By-Laws.

      (1) By-Laws,   as  amended  are   incorporated   herein  by  reference  to
          Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

(c)       Instruments Defining Rights of Security Holders.

      (1) See Articles VI, VII, VIII, IX and XI of Registrant's Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)       Investment Advisory Contracts.

      (1) Investment Advisory Agreement (MONEY MARKET) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Sub-Advisory Agreement (MONEY MARKET) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Assumption Agreement (MONEY MARKET FUND) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (4) Amended and Restated Investment Advisory Agreement (BOSTON PARTNERS LARGE CAP VALUE FUND) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant's Registration Statement (No. 33-20827) filed on October 30, 2006.

      (5) Investment Advisory Agreement (BOSTON PARTNERS MID CAP VALUE FUND) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (6) Investment Advisory Agreement (SCHNEIDER SMALL CAP VALUE FUND) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (7) Investment Advisory Agreement (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (8) Investment Advisory Agreement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (9) Investment Advisory Agreement (BOGLE SMALL CAP GROWTH FUND) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

     (10) Amended and Restated Investment Advisory Agreement (BOSTON PARTNERS ALL-CAP VALUE FUND) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant's Registration Statement (No. 33-20827) filed on October 30, 2006.

     (11) Investment Advisory Agreement (SCHNEIDER VALUE FUND) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the

          Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (12) Form of Investment Advisory Agreement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

     (13) Form of Investment Advisory Agreement (LIQUIDITY FUND FOR CREDIT UNIONS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

     (14) Investment Advisory Agreement (N/I GROWTH FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

     (15) Investment Advisory Agreement (N/I EMERGING GROWTH FUND) between Registrant and Numeric Investors LLC incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

     (16) Investment Advisory Agreement (N/I SMALL CAP VALUE FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

     (17) Investment Advisory Agreement (N/I MID CAP FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

     (18) Amendment No. 1 to Investment Advisory Agreement (N/I MID CAP FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

     (19) Amendment No. 1 to Investment Advisory Agreement (N/I GROWTH FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

     (20) Amendment No. 1 to Investment  Advisory Agreement (N/I SMALL CAP VALUE
          FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

     (21) Amendment No. 2 to Investment Advisory Agreement (N/I MID CAP FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

     (22) Contractual Fee Waiver Agreement dated December 12, 2003, between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

     (23) Contractual  Fee Waiver  Agreement  (SCHNEIDER  SMALL CAP VALUE  FUND)
          dated November 21, 2005, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

     (24) Contractual Fee Waiver Agreement (SCHNEIDER VALUE FUND) dated November 21, 2005, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

     (25) Contractual Fee Waiver Agreement (BOGLE SMALL CAP GROWTH FUND) dated November 21, 2005, between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

     (26) Investment Advisory Agreement (ROBECO WPG CORE BOND FUND) between Registrant and Weiss, Peck &

          Greer   Investments   is   incorporated   herein   by   reference   to
          Post-Effective Amendment No. 98 to the Registrant's Registration Statement (No. 33-20827) filed on August 30, 2005.

     (27) Investment Advisory Agreement (SENBANC FUND) dated August 31, 2005 between Registrant and Hilliard Lyons Research Advisors is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.

     (28) Investment Advisory Agreement (ROBECO WPG LARGE CAP GROWTH FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (29) Investment Advisory Agreement (ROBECO WPG TUDOR FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (30) Contractual Fee Waiver Agreement (ROBECO WPG CORE BOND FUND, ROBECO WPG LARGE CAP GROWTH FUND AND ROBECO WPG TUDOR FUND) dated April 29, 2005 between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (31) Form of Investment Advisory Agreement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

     (32) Interim Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant's Registration Statement (No. 33-20827) filed on October 30, 2006.

     (33) Form of Investment Advisory and Administration Agreement (MONEY MARKET PORTFOLIO) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant's Registration Statement (No. 33-20827) filed on October 30, 2006.

(e)       Underwriting Contracts.

      (1) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (2) Distribution  Agreement Supplement (BOSTON PARTNERS ALL-CAP VALUE FUND
          - INVESTOR CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (3) Distribution  Agreement Supplement (BOSTON PARTNERS ALL-CAP VALUE FUND
          - INSTITUTIONAL CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (4) Distribution Agreement Supplement (SCHNEIDER VALUE FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (5) Form of Distribution Agreement Supplement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (6) Form of Distribution Agreement Supplement (LIQUIDITY FUND FOR CREDIT UNION MEMBERS (FORMERLY CU MEMBERS' LIQUIDITY FUND)) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (7) Distribution Agreement Supplement (SENBANC FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (8) Distribution Agreement Supplement (ROBECO WPG CORE BOND FUND - INSTITUTIONAL CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

      (9) Distribution Agreement Supplement (ROBECO WPG LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

     (10) Distribution Agreement Supplement (ROBECO WPG TUDOR FUND - INSTITUTIONAL CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

     (11) Distribution Agreement Supplement (ROBECO WPG CORE BOND FUND - RETIREMENT CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

     (12) Distribution Agreement Supplement (ROBECO WPG CORE BOND FUND - INVESTOR CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

     (13) Form of Distribution Agreement Supplement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

(f)       Bonus or Profit Sharing Contracts.

      (1) Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1997.

      (2) Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)       Custodian Agreements.

      (1) Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Custody Agreement (n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund (formerly Growth & Value) between Registrant and Custodial Trust Company is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (6) Custodian Agreement Supplement between Registrant and PNC Bank, National Association dated October 16,

          1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (7) Custodian Agreement Supplement (BOSTON PARTNERS MID CAP VALUE FUND) between Registrant and PNC Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (8) Custodian Agreement Supplement (BOSTON PARTNERS BOND FUND) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (9) Custodian Agreement Supplement (SCHNEIDER SMALL CAP VALUE FUND) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (10) Custodian Agreement Supplement (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (11) Custodian Agreement Supplement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (12) Custodian Agreement Supplement (N/I SMALL CAP VALUE FUND) between Registrant and Custodial Trust Company is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (13) Form of Custodian Agreement Supplement (BOSTON PARTNERS FUND - FORMERLY LONG SHORT EQUITY) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

     (14) Custodian Agreement Supplement (BOGLE SMALL CAP GROWTH FUND) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

     (15) Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

     (16) Custodian Agreement Supplement (BOSTON PARTNERS ALL-CAP VALUE FUND) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (17) Custodian Agreement Supplement (SCHNEIDER VALUE FUND) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (18) Form of Custodian Agreement Supplement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

     (19)Form of Custodian Agreement Supplement (LIQUIDITY FUND FOR CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

     (20) Custodian Agreement (ROBECO WPG CORE BOND FUND, ROBECO WPG LARGE CAP GROWTH FUND, AND ROBECO WPG TUDOR FUND) between Registrant and Mellon Bank N.A. is incorporated herein by reference to Post-Effective
          Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

     (21) Custodian Agreement Supplement (SENBANC FUND) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (22) Custodian Agreement among Registrant, PFPC Trust Company and Citibank, N.A., dated as of September 13, 2005, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

     (23) Form of Custodian Agreement Supplement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

(h)       Other Material Contracts.

      (1) Transfer Agency Agreement (SANSOM STREET) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Shareholder Servicing Agreement (SANSOM STREET MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Shareholder Servicing Agreement (SANSOM STREET GOVERNMENT OBLIGATIONS MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Shareholder Services Plan (SANSOM STREET MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Transfer Agency Agreement (BEDFORD MONEY MARKET) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Transfer Agency Agreement and Supplements (BRADFORD, BETA, GAMMA, DELTA, EPSILON, ZETA, ETA AND THETA) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PFPC Inc. dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

      (8) Supplement   to  Transfer   Agency  and  Service   Agreement   between
          Registrant, State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

      (9) Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

     (10) Transfer Agency Agreement Supplement (N/I MICRO CAP FUND, N/I GROWTH FUND AND N/I MID CAP FUND (FORMERLY GROWTH & VALUE)) between Registrant and PFPC Inc. dated April 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

     (11) Administration and Accounting Services Agreement (N/I MICRO CAP FUND) between Registrant and PFPC Inc. dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

     (12) Administration and Accounting Services Agreement (N/I GROWTH FUND) between Registrant and PFPC Inc. dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

     (13) Administration and Accounting Services Agreement (N/I MID CAP FUND (FORMERLY GROWTH & VALUE)) between Registrant and PFPC Inc. dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

     (14) Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

     (15) Administration and Accounting Services Agreement (BOSTON PARTNERS LARGE CAP VALUE FUND) between Registrant and PFPC Inc. dated October 16, 1996 is incorporated herein by reference to Post-Effective
          Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

     (16) Transfer Agency Agreement Supplement (BOSTON PARTNERS LARGE CAP VALUE FUND, INSTITUTIONAL CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

     (17) Transfer Agency Agreement Supplement (BOSTON PARTNERS LARGE CAP VALUE FUND - INVESTOR CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

     (18) Transfer Agency Agreement Supplement (BOSTON PARTNERS MID CAP VALUE FUND - INSTITUTIONAL CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

     (19) Transfer Agency Agreement Supplement (BOSTON PARTNERS MID CAP VALUE FUND - INVESTOR CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

     (20) Administration and Accounting Services Agreement (BOSTON PARTNERS MID CAP VALUE FUND) between Registrant and PFPC Inc. dated, May 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

     (21) Administration and Accounting Services Agreement (SCHNEIDER SMALL CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (22) Transfer Agency Agreement Supplement (SCHNEIDER SMALL CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (23) Transfer Agency Agreement Supplement (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE) - INSTITUTIONAL CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (24) Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (25) Administration and Accounting Services Agreement (BOSTON PARTNERS MICRO CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (26) Administrative Services Agreement between Registrant and Provident Distributors, Inc. dated as of May 29, 1998 and relating to the n/i family of funds, Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (No. 33-20827) filed on June 25, 1998.

     (27) Administrative Services Agreement Supplement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL) - INSTITUTIONAL CLASS) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (28) Administrative and Accounting Services Agreement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL) - INSTITUTIONAL AND INVESTOR CLASSES) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (29) Transfer Agency Agreement Supplement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL) - INSTITUTIONAL AND INVESTOR CLASSES) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (30) Transfer Agency Agreement Supplement (N/I SMALL CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (31) Administration and Accounting  Services Agreement (N/I SMALL CAP VALUE
          FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (32) Co-Administration Agreement (N/I SMALL CAP VALUE FUND) between Registrant and Bear Stearns Funds Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (33) Administrative Services Agreement (N/I SMALL CAP VALUE FUND) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (34) Form of Transfer Agency Agreement Supplement (BOSTON PARTNERS FUND (FORMERLY LONG-SHORT EQUITY)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

     (35) Form of Administrative Services Agreement Supplement (BOSTON PARTNERS FUND (FORMERLY LONG-SHORT EQUITY) - INSTITUTIONAL SHARES) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

     (36) Form of Administration and Accounting Services Agreement (BOSTON PARTNERS FUND (FORMERLY LONG-SHORT EQUITY)) between Registrant and
          PFPC Inc.  is  incorporated  herein  by  reference  to  Post-Effective
          Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

     (37) Transfer Agency Agreement Supplement (BOGLE SMALL CAP GROWTH FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

     (38) Administrative Services Agreement (BOGLE SMALL CAP GROWTH FUND) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

     (39) Non 12b-1 Shareholder Services Plan and Agreement (BOGLE SMALL CAP GROWTH - INVESTOR SHARES) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

     (40) Agreement between E*TRADE Group, Inc., Registrant and Registrant's principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration

          Statement (No. 33-20827) filed on December 1, 1999.

     (41) Fee Waiver Agreement for n/i numeric investors Funds is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

     (42) Administration and Accounting Services Agreement (BOGLE SMALL CAP GROWTH FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

     (43) Solicitation Agreement between n/i numeric Investors and Shareholder Communications Corporation is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

     (44) Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

     (45) Transfer Agency Supplement (BEAR STEARNS MONEY MARKET FAMILY) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

     (46) Form of Transfer  Agency  Supplement  (BOSTON  PARTNERS  ALL-CAP VALUE
          FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (47) Form of Administration and Accounting Services Agreement (BOSTON PARTNERS ALL-CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

     (48) Administrative Services Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (49) Transfer Agency Supplement (SCHNEIDER VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (50) Form of Administration and Accounting Services Agreement (SCHNEIDER VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

     (51) Administrative Services Agreement Supplement (SCHNEIDER VALUE FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (52) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

     (53) Shareholder Servicing Agreement (BOGLE SMALL CAP GROWTH FUND) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (54) Administrative Services Agreement Supplement (BOSTON PARTNERS FUNDS - INVESTOR SHARES) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (55) Form of Administration and Accounting Services Agreement (Institutional Liquidity Fund for Credit Unions) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective

          Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

     (56) Form of Administrative Services Agreement Supplement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

     (57) Form of Transfer Agency Agreement Supplement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

     (58) Amended and Restated Non-12b-1 Shareholder Services Plan (NUMERIC FUNDS) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

     (59) Form of Administration and Accounting Services Agreement (LIQUIDITY FUND FOR THE CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY
          FUND)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

     (60) Form of Administrative Services Agreement Supplement (LIQUIDITY FUND FOR THE CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY
          FUND)) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

     (61) Form of Transfer Agency Agreement Supplement (LIQUIDITY FUND FOR THE CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

     (62) Amended and Restated Non-12b-1 Shareholder Services Plan (LIQUIDITY FUND FOR THE CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY
          FUND)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

     (63) Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

     (64) Regulatory Administration Services Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective
          Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

     (65) Administration and Accounting Services Agreement (ROBECO WPG CORE BOND FUND, ROBECO WPG LARGE CAP GROWTH FUND, AND ROBECO WPG TUDOR FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (66) Administrative  Services  Agreement  Supplement  (ROBECO WPG CORE BOND
          FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (67) Administrative Services Agreement Supplement (ROBECO WPG LARGE CAP GROWTH FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (68) Administrative Services Agreement Supplement (ROBECO WPG TUDOR FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (69) Transfer Agency Agreement Supplement (ROBECO WPG CORE BOND FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (70) Transfer  Agency  Agreement  Supplement  (ROBECO  WPG LARGE CAP GROWTH
          FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (71) Transfer Agency Agreement Supplement (ROBECO WPG TUDOR FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (72) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (ROBECO WPG CORE BOND FUND - INSTITUTIONAL CLASS) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (73) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (ROBECO WPG LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (74) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (ROBECO WPG TUDOR FUND - INSTITUTIONAL CLASS) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (75) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (ROBECO WPG CORE BOND FUND - RETIREMENT CLASS) is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

     (76) Administration and Accounting Services Agreement (SENBANC FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (77) Transfer Agency Agreement Supplement (SENBANC FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (78) Administrative Services Agreement Supplement (SENBANC FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (79) Amended Schedule A to Regulatory Administration Services Agreement (SENBANC FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (80) Form of Administration and Accounting Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

     (81) Form of Transfer Agency Agreement Supplement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

     (82) Form of Administration Services Agreement Supplement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

     (83) Form of  Amended  Schedule  A to  Regulatory  Administration  Services
          Agreement   (BEAR  STEARNS  CUFS  MLP  MORTGAGE   PORTFOLIO)   between
          Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

     (84) Escrow Agreement (MONEY MARKET PORTFOLIO) between Registrant, PFPC Trust Company, and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant's Registration Statement (No. 33-20827) filed on October 30, 2006.

     (85) Interim Delegation Agreement (MONEY MARKET PORTFOLIO) between Registrant, PFPC Inc., and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant's Registration Statement (No. 33-20827) filed on October 30, 2006.


(i)   (1) Opinion and Consent of Counsel to be filed by Amendment.


      (2) Consent of Counsel to be filed by Amendment.

(j)   (1) None.

(k)       None.

(l)       Initial Capital Agreements.

      (1) Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

      (3) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

      (4) Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class FF (N/I MICRO CAP FUND) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (6) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class GG (N/I GROWTH FUND) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (7) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class HH (N/I MID CAP FUND (FORMERLY GROWTH & VALUE)) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (8) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes QQ, RR and SS (BOSTON PARTNERS LARGE CAP VALUE FUND) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (9) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (BOSTON PARTNERS MID CAP VALUE FUND) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

     (10) Purchase Agreement between Registrant and Boston Partners Asset Management L.P. relating to Classes VV and WW (BOSTON PARTNERS BOND
          FUND) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

     (11) Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (SCHNEIDER SMALL CAP VALUE FUND) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (12) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (13) Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (14) Purchase Agreement between Registrant and Provident Distributors, Inc. relating to Class MMM (N/I SMALL CAP VALUE FUND) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (15) Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (BOSTON PARTNERS FUND (FORMERLY LONG-SHORT EQUITY)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

     (16) Purchase Agreement (BOGLE SMALL CAP GROWTH FUND) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

     (17) Purchase Agreement (BOSTON PARTNERS ALL-CAP VALUE FUND) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (18) Purchase Agreement (SCHNEIDER VALUE FUND) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

     (19) Purchase Agreement (BAKER 500 GROWTH FUND) between Registrant and Baker 500 Corporation is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

     (20) Form of Purchase Agreement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

     (21) Form of Purchase Agreement (LIQUIDITY FUND FOR CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

     (22) Purchase Agreement (ROBECO WPG CORE BOND FUND ) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

     (23) Purchase Agreement (ROBECO WPG LARGE CAP GROWTH FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

     (24) Purchase Agreement (ROBECO WPG TUDOR FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

     (25) Purchase Agreement (SENBANC FUND) between Registrant and Hilliard Lyons Research Advisers is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

     (26) Form of Purchase Agreement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

(m)       Rule 12b-1 Plan.

      (1) Plan of Distribution (SANSOM STREET MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Plan of Distribution (BEDFORD MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's
          Registration  Statement  (No.  33-20827)  filed on July 15, 1992,  and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's
          Registration  Statement  (No.  33-20827)  filed on July 15, 1992,  and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's
          Registration Statement (No. 33-20827) filed on July 15, 1992, and refilled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Plan of Distribution (Boston Partners Large Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (8) Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (9) Plan of Distribution (Boston Partners Bond Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

     (10) Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (No. 33-20827) filed on April 10, 1998.

     (11) Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

     (12) Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (No. 33-20827) filed on November 12, 1998.

     (13) Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

     (14) Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

     (15) Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-

          20827) filed on November 1, 2002.

     (16) Plan of Distribution pursuant to Rule 12b-1 (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

     (17) Plan of Distribution pursuant to Rule 12b-1 (Senbanc Fund) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.

     (18) Plan of Distribution pursuant to Rule 12b-1 (Robeco Core Bond Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.

     (19) Agreement between Registrant, Bear, Stearns Securities Corp. and PFPC Distributors, Inc. dated as of November 17, 2005 is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement filed on December 29, 2005.

(n)       Rule 18f-3 Plan.

      (1) Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.

(p)       Code of Ethics.

      (1) Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (2) Code of Ethics of Boston Partners Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (3) Code of Ethics of Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (4) Code of Ethics of Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (5) Code of Ethics of Bogle Investment Management, L.P. incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (6) Code of Ethics of PFPC Distributors, Inc is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (7) Code of Ethics of Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant's Registration Statement (No. 33-20827) filed on October 30, 2006.

      (8) Code of Ethics of J.J.B. Hilliard W.L. Lyons, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (9) Code of Ethics of Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 25. INDEMNIFICATION

Sections  1,  2,  3  and  4  of  Article  VIII  of   Registrant's   Articles  of
Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreement between PNC Bank, N.A. ("PNC") and BlackRock Institutional Management Corporation ("BIMC"), dated April 29, 1998 and incorporated herein by reference to exhibit (d)(3), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, LLC ("Numeric"), each dated November 12, 2004 and incorporated herein by reference to exhibits (d)(14), (d)(15), (d)(16) and (d)(17), provides for the indemnification of Numeric against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, LLC ("Boston Partners"), each dated October 25, 2002 and incorporated herein by reference to exhibits (d)(4), (d)(5), (d)(7), (d)(8), and (d)(10), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d) (9) provides for the indemnification of Bogle against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference as exhibits (d)(12) and (d)(13) provides for the indemnification of WesCorp Investment Services, LLC against certain losses.

Section 12 of the Investment Advisory Agreements between the Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference as exhibits
(d)(26), (d)(28) and (d)(29) provides for the indemnification of Weiss, Peck & Greer Investments against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons ("Hilliard") is incorporated herein by reference as exhibit (d)(27) provides for the indemnification of Hilliard against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., ("Bear Stearns") is incorporated herein by reference as exhibit (d)(31) provides for the indemnification of Bear Stearns against certain losses.

   Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

         1. BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION:
            -----------------------------------------------

            BlackRock Institutional Management Corporation ("BIMC") is a wholly-owned subsidiary of BlackRock, Inc. ("BlackRock"). Merrill Lynch & Co., Inc. has a 49.80% economic interest and a 45% voting interest in BlackRock and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest in BlackRock. BIMC's principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:


            NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
            --------------------------       ------------                 ---------------------------
            Paul L. Audet                    BlackRock Provident          Treasurer
            Managing Director and            Institutional Funds
            Director                         Wilmington, DE


                                             BlackRock Funds              Treasurer
                                             Wilmington, DE

                                             BlackRock Capital            Director
                                             Management, Inc.
                                             Wilmington, DE

                                             BlackRock Advisors, Inc.     Director
                                             Wilmington, DE

                                             BlackRock Financial          Director
                                             Management, Inc.
                                             New York, NY

                                             BlackRock (Japan), Inc.      Chief Financial Officer & Managing
                                             New York, NY                 Director

                                             BlackRock International,     Chief Financial Officer & Managing
                                             Ltd.                         Director
                                             Edinburgh, Scotland


            NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
            --------------------------       ------------                 ---------------------------
                                             BlackRock, Inc.              Chief Financial Officer & Managing
                                             New York, NY                 Director

            Steven E. Buller                 BlackRock, Inc.              Chief Financial Officer & Managing
            Chief Financial Officer and      New York, NY                 Director
            Managing Director


            Laurence J. Carolan              BlackRock Capital            Managing Director & Director
            Managing Director and Director   Management, Inc.
                                             Wilmington, DE

                                             BlackRock, Inc.              Managing Director
                                             New York, NY

                                             BlackRock Advisors, Inc.     Managing Director & Director
                                             Wilmington, DE

            Robert P. Connolly               BlackRock Capital            Managing Director, General Counsel
            Managing Director, General       Management, Inc.             & Secretary
            Counsel and Secretary            Wilmington, DE

                                             BlackRock, Inc.              Managing Director, General Counsel
                                             New York, NY                 & Secretary

                                             BlackRock International,     Managing Director, General Counsel
                                             Ltd.                         & Secretary
                                             Edinburgh, Scotland

                                             BlackRock (Japan), Inc.      Managing Director, General Counsel
                                             New York, NY                 & Secretary

                                             BlackRock Advisors, Inc.     Managing Director, General Counsel
                                             Wilmington, DE               & Secretary

                                             BlackRock Financial          Managing Director, General Counsel
                                             Management, Inc.             & Secretary
                                             New York, NY

                                             BlackRock Investments, Inc.  General Counsel & Secretary
                                             New York, NY

            Laurence D. Fink                 BlackRock Funds              President  & Trustee
            Chief Executive Officer          Wilmington, DE

                                             BlackRock Capital            Chief Executive Officer
                                             Management, Inc.
                                             Wilmington, DE


            NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
            --------------------------       ------------                 ---------------------------
                                             BlackRock, Inc.              Chairman & CEO
                                             New York, NY

                                             BlackRock International, Ltd.Chairman & CEO
                                             Edinburgh, Scotland

                                             BlackRock (Japan), Inc.      Chairman & CEO
                                             New York, NY

                                             BlackRock Investments, Inc.  Chairman & CEO
                                             New York, NY

                                             BlackRock Advisors, Inc.     Chief Executive Officer
                                             Wilmington, DE

                                             BlackRock Financial          Chairman & CEO
                                             Management, Inc.
                                             New York, NY


                                             BlackRock HPB
                                             Management LLC               Director
                                             New York, NY

            Charles S. Hallac                BlackRock, Inc.              Vice Chairman, BlackRock Solutions.
            Vice Chairman                    New York, NY


            Robert S. Kapito                 BlackRock Capital            Vice Chairman & Director
            Vice Chairman and Director       Management, Inc.
                                             Wilmington, DE

                                             BlackRock International,
                                             Ltd.                         Vice Chairman & Director
                                             Edinburgh, Scotland

                                             BlackRock, Inc.              Vice Chairman
                                             New York, NY

                                             BlackRock Advisors, Inc.     Vice Chairman & Director
                                             Wilmington, DE

                                             BlackRock (Japan), Inc.      Vice Chairman & Director
                                             New York, NY

                                             BlackRock Investments, Inc.  Director
                                             New York, NY

                                             BlackRock Financial          Vice Chairman & Director
                                             Management, Inc.
                                             New York, NY


            NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
            --------------------------       ------------                 ---------------------------
            Kevin M. Klingert                BlackRock Capital            Managing Director & Director
            Managing Director and            Management, Inc.
            Director                         Wilmington, DE

                                             BlackRock, Inc.              Managing Director
                                             New York, NY

                                             BlackRock Advisors, Inc.     Managing Director & Director
                                             Wilmington, DE

                                             BlackRock Financial          Managing Director
                                             Management, Inc.
                                             New York, NY

            John P. Moran                    BlackRock Capital            Managing Director & Director
            Managing Director, Treasurer     Management, Inc.
            and Director                     Wilmington, DE

                                             BlackRock, Inc.              Managing Director
                                             New York, NY

                                             BlackRock Advisors, Inc.     Managing Director & Director
                                             Wilmington, DE

                                             BlackRock Investments, Inc.  President
                                             New York, NY

            Barbara G. Novick                BlackRock, Inc.              Vice Charman, Account Management
            Vice Chairman                    New York, NY                 Group, BlackRock, Inc.

            Ralph L. Schlosstein             BlackRock Provident          Chairman & President
            President and Director           Institutional Funds
                                             Wilmington, DE

                                             BlackRock Capital            President & Director
                                             Management, Inc.
                                             Wilmington, DE

                                             BlackRock, Inc.              President & Director
                                             New York, NY

                                             BlackRock International,
                                             Ltd.                         President & Director
                                             Edinburgh, Scotland

                                             BlackRock (Japan), Inc.      President & Director
                                             New York, NY

                                             BlackRock Investments,
                                             Inc.                         Director
                                             New York, NY


            NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
            --------------------------       ------------                 ---------------------------

                                             BlackRock Advisors, Inc.     President & Director
                                             Wilmington, DE

                                             BlackRock Financial          President & Director
                                             Management, Inc.
                                             New York, NY

                                             BlackRock HPB                Director
                                             Management LLC
                                             New York, NY

            Keith T. Anderson                BlackRock Capital            Managing Director
            Vice Chairman                    Management, Inc.
                                             Wilmington, DE

                                             BlackRock, Inc.              Managing Director
                                             New York, NY

                                             BlackRock Advisors, Inc.     Managing Director
                                             Wilmington, DE

                                             BlackRock Financial          Managing Director
                                             Management, Inc.
                                             New York, NY

                                             BlackRock International,
                                             Ltd.                         Managing Director
                                             Edinburgh, Scotland

                                             BlackRock (Japan), Inc.      Managing Director
                                             New York, NY

            Mark G. Steinberg                None.                        None
            Managing Director and Director

            Susan L. Wagner                  BlackRock, Inc.              Vice Chairman and Chief Operating
            Vice Chairman and Chief          New York, NY                 Officer
            Operating Officer

         2. NUMERIC INVESTORS LLC:
            ----------------------
            The sole business activity of Numeric Investors LLC ("Numeric"), One Memorial Drive, 9th Floor, Cambridge, Massachusetts 02142, is to serve as an investment adviser. Numeric is registered under the Investment Advisers Act of 1940.

            Information as to the directors and officers of Numeric is as follows:

            NAME AND POSITION WITH NUMERIC   OTHER COMPANY                POSITION WITH OTHER COMPANY
            ------------------------------   ------------                 ---------------------------
            P. Andrews McLane                TA Associates                Senior Managing  Director  and
            Member of the Board of           Boston,  MA                  Member of the Executive
            Directors of Numeric                                          Committee of Board

            NAME AND POSITION WITH NUMERIC   OTHER COMPANY                POSITION WITH OTHER COMPANY
            ------------------------------   ------------                 ---------------------------
            Michael Wilson                   TA Associates                Managing Director
            Member of the Board of           Boston, MA
            Directors of Numeric
                                                                          None
            Peter Carman                     Retired
            Member of the Board of
            Directors of Numeric

            Michael Even                     None                         None
            President and Chief Executive
            Officer

            Member of the Board of
            Directors of Numeric

            Langdon B. Wheeler               None                         None

            Chief Investment Officer

            Chairman of the Board of
            Directors of Numeric

            Raymond J. Joumas                None                         None
            Managing Director and Chief
            Financial Officer

            Member of the Board of
            Directors of Numeric

            Robert E. Furdak                 None                         None
            Managing Director

            Ed Goldfarb                      None                         None
            Managing Director

            Arup Datta                       None                         None
            Managing Director


            Shanta Puchtler                  None                         None
            Managing Director

         3. BOGLE INVESTMENT MANAGEMENT, LP:
            --------------------------------
            The sole business activity of Bogle Investment Management, LP ("Bogle"), 2310 Washington Street, Suite 310, Newton Lower Falls, MA 02462, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

            The directors and officers have not held any positions with other companies during the last two fiscal years.

         4. BOSTON PARTNERS ASSET MANAGEMENT, LLC:
            --------------------------------------
            The sole business activity of Boston Partners Asset Management, LLC ("BPAM"), 28 State Street, 21st Floor, Boston, Massachusetts 02109, is to serve as an investment adviser. BPAM is registered under the Investment Advisers Act of 1940.

            BPAM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of Boston is as follows:

            NAME AND POSITION WITH BPAM      OTHER COMPANY                POSITION WITH OTHER COMPANY
            ---------------------------      ------------                 ---------------------------
            William J. Kelly                 Robeco USA, LLC              Chief Executive Officer
            Chief Executive Officer

                                             Robeco USA, Inc.             Chief Executive Officer

            Mary Ann Iudice                  Robeco USA, LLC              Chief Compliance Officer
            Chief Compliance Officer

                                             Robeco USA, Inc.             Chief Compliance Officer

                                             Robeco Investment Asset      Chief Compliance Officer
                                             Management, US

                                             Robeco Sage Capital          Chief Compliance Officer
                                             Management

         5. SCHNEIDER CAPITAL MANAGEMENT COMPANY:
            -------------------------------------
            The sole business activity of Schneider Capital Management Company ("Schneider"), 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

            Information as to the directors and officers of Schneider is as follows:

            NAME AND POSITION WITH SCHNEIDER    OTHER COMPANY             POSITION WITH OTHER COMPANY
            --------------------------------    ------------              ---------------------------
            Arnold C. Schneider, III            Turnbridge Management     President
            President and Chief Investment      Partners Corp.
            Officer

            Steven J. Fellin                    Turnbridge Management     Vice President
            Sr. Vice President and Chief        Partners Corp.
            Financial Officer

         6. WESCORP INVESTMENT SERVICES, LLC:
            ---------------------------------
            The sole business activity of WesCorp Investment Services, LLC, 924 Overland Court, San Dimas, California 91773 ("WesCorp"), is to serve as an investment adviser. WesCorp is registered under the Investment Advisers Act of 1940.

            The directors and officers have not held any positions with other companies during the last two fiscal years.

         7. WEISS, PECK & GREER INVESTMENTS:
            --------------------------------
            The sole business activity of Weiss, Peck & Greer Investments ("WPG"), 909 Third Avenue, New York, NY 10022, is to serve as an investment adviser. WPG is registered under the Investment Advisers Act of 1940.

            Information as to the directors and officers of WPG is as follows:

            NAME AND POSITION WITH WPG       OTHER COMPANY                POSITION WITH OTHER COMPANY
            --------------------------       ------------                 ---------------------------
            William J. Kelly                 Robeco USA, Inc.             Chief Executive Officer
            Chief Executive Officer
                                             Boston Partners Asset        Chief Executive Officer
                                             Management, LLC

            Roland Toppen                    Robeco USA, LLC              Treasurer and Chief Financial Officer
            Chief Financial Officer

                                             Robeco Investment Asset      Director
                                             Management, US

            Michael Anthony Jones            Robeco USA, Inc.             President
            President

            Daniel Swigart Vandivort         Robeco USA, Inc.             President and Chief Investment Officer
            President and Chief
            Investment Officer

            William George Butterly          Robeco USA, Inc.             Secretary and General Counsel
            General Counsel

            Mary Ann Iudice                  Robeco USA, LLC              Chief Compliance Officer
            Chief Compliance Officer

                                             Boston Partners Asset        Chief Compliance Officer
                                             Management, LLC

                                             Robeco Investment Asset      Chief Compliance Officer
                                             Management, US

                                             Robeco Sage Capital          Chief Compliance Officer
                                             Management

        8.  HILLIARD LYONS RESEARCH ADVISORS:
            ---------------------------------
            Hilliard Lyons Research Advisors is located at 501 South Fourth Street, Louisville, Kentucky 40202. Hilliard Lyons Research Advisors is a division of J.J.B. Hilliard, W.L. Lyons, Inc. ("Hilliard"). Hilliard is registered under the Investment Advisers Act of 1940 and is also a registered broker-dealer. Hilliard is wholly-owned by The PNC Financial Services Group, Inc.

            Information as to the directors and officers of Hilliard is as follows:

            NAME AND POSITION WITH HILLIARD       OTHER COMPANY                POSITION WITH OTHER COMPANY
            -------------------------------       ------------                 ---------------------------
            James M. Rogers                       None                         None
            Executive Vice
            President, Chief
            Operating Officer and
            Director

            James R. Allen                        None                         None
            President, Chief
            Executive Officer and
            Director

            Paul J. Moretti                       None                         None
            Executive Vice President
            and Chief Financial
            Officer

            William S. Demchak                    PNC Financial Services       Vice Chairman
            Director                              Group, Inc.

                                                  Blue Mountain Credit         Director
                                                  Alternatives, Ltd

                                                  Blackrock, Inc.              Director

            Joseph C. Guyaux                      PNC Financial Services       President
            Director                              Group, Inc.

                                                  Duquesne Light Holdings,     Director
                                                  Inc.

                                                  Private Export Funding       Director
                                                  Corp.

                                                  Highmark, Inc.               Director

            Joan L. Gulley                        PNC Financial Services       Executive Vice President
            Director                              Group, Inc.


            John R. Bugh                          None                         None
            Executive Vice President

            NAME AND POSITION WITH HILLIARD       OTHER COMPANY                POSITION WITH OTHER COMPANY
            -------------------------------       ------------                 ---------------------------
            Carmella Miller                       None                         None
            Executive Vice
            President, Chief
            Administrative Officer
            and Director

        9.  BEAR STEARNS ASSET MANAGEMENT INC.
            ----------------------------------
            Bear Stearns Asset Management Inc. ("BSAM") serves as the investment adviser to the Bear Stearns CUFS MLP Mortgage Portfolio. BSAM is located at 383 Madison Avenue, New York, New York 10179. BSAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. BSAM's Form ADV is available on the SEC's website.

            Information as to the directors and officers of BSAM is as follows:

            NAME AND POSITION WITH BSAM      OTHER COMPANY                POSITION WITH OTHER COMPANY
            ---------------------------      ------------                 ---------------------------
            Richard A. Marin,                Beehive Ventures, LLC        Director/Manager/General Partner
            Director/Chairman of the         Big Red Venture Fund         Director
            Board/Chief Executive            Cayuga MBA Fund              Director/Investor
            Officer/President/Senior         eMarketer, Inc.              Director
            Managing Director                Network Storage              Director
                                             Solutions
                                             Restricted Stock             Director
                                             Solutions, Inc.
                                             Touch Pak, Inc.              Director

            John W. Geissinger,              None                         None
            Director/Chief Investment
            Officer/Senior Managing
            Director

            Rajan Govindan,                  None                         None
            Director/Chief Operating
            Officer/Senior Managing
            Director

            Barbara A. Keller,               Compliance Science, Inc.     Director
            Secretary/Chief Compliance
            Officer

            Mary Kay Scucci, Chief           None                         None
            Financial Officer

            Laurence S. Godin, Executive     None                         None
            Vice President/General
            Counsel/Senior Managing
            Director

Item 27.  Principal Underwriter
--------  ---------------------

    (a) PFPC Distributors, Inc. ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of October 9, 2006, the Distributor acted as principal underwriter for the following investment companies:

                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           CRM Mutual Fund Trust
                           E.I.I. International Property Fund
                           E.I.I. Realty Securities
                           GuideStone Funds
                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           New Alternatives Fund
                           Old Westbury Funds
                           The RBB Fund, Inc.
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

        Distributed  by  ABN  AMRO   Distribution   Services   (USA),   Inc.,  a
        wholly-owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

        Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Funds
                           BlackRock Bond Allocation Target Shares
                           BlackRock Liquidity  Funds
                           International Dollar Reserve Fund I, Ltd.

        Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           MGI Funds

        Distributed  by  Northern  Funds   Distributors,   LLC,  a  wholly-owned
        subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

    (b) The Distributor is a Massachusetts corporation located at 301 Bellevue Parkway, Wilmington, DE 19809. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

        The following is a list of the  directors and executive  officers of the
        Distributor:

            Name                        Position(s) with Distributor
            ----                        ----------------------------

            Brian Burns                 Chairman; Director;
                                        President; Chief Executive Officer

            Michael Denofrio            Director


            Nicholas Marsini            Director


            Rita G. Adler               Chief Compliance Officer

            John Munera                 Anti-Money Laundering Officer

            Christine P. Ritch          Chief Legal Officer;
                                        Assistant Secretary; Assistant Clerk

            Bradley A. Stearns          Secretary; Clerk

            Julie Bartos                Assistant Secretary; Assistant Clerk

            Amy Brennan                 Assistant Secretary; Assistant Clerk

            Craig Stokarski             Treasurer; Chief Financial Officer;
                                        Financial & Operations Principal

            Maria Schaffer              Assistant Treasurer; Controller

            Bruno Di Stefano            Vice President

            Susan K. Moscaritolo        Vice President


Item 28. LOCATION OF ACCOUNTS AND RECORDS

(1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2) PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as distributor).

(3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4) PFPC Inc., Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(6) Numeric Investors LLC, 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

(7)  Boston  Partners  Asset  Management,   L.L.C.,  28  State  Street,  Boston,
     Massachusetts 02111 (records relating to its function as investment adviser).

(8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(9) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

(10) Bear Stearns & Co. Inc., Funds Management Department, 383 Madison Avenue, New York, New York 10179 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors,
     LLC)

(11) WesCorp Investment Services, LLC, 924 Overland Court, San Dimas, California 91773 (records relating to its function as investment adviser).

(12) Weiss, Peck & Greer Investments, 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

(13) Hilliard Lyons Research  Advisors,  a division of J. J. B. Hilliard,  W. L.
     Lyons, Inc., 501  South 4th Street, Louisville,   Kentucky  40202  (records
     relating to its function as investment adviser).

(14) Bear Stearns & Co. Inc., 383 Madison Avenue, New York, New York 10179 (records relating to its function as investment adviser).

Item 29. MANAGEMENT SERVICES

         None.

Item 30. UNDERTAKINGS

(a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 107 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 29th day of November, 2006.



                                             THE RBB FUND, INC.

                                             By:/s/ Edward J. Roach
                                             ---------------------------
                                             Edward J. Roach
                                             President and Treasurer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                             TITLE                                               DATE
---------                             -----                                               ----
                                      President (Principal Executive Officer) and
/s/ Edward J. Roach                   Treasurer (Principal Financial and Accounting
-------------------                   Officer)                                            November 29, 2006
Edward J. Roach

*J. Richard Carnall                   Director                                            November 29, 2006
-------------------
J. Richard Carnall

*Francis J. Mckay                     Director                                            November 29, 2006
-----------------
Francis J. McKay

*Marvin E. Sternberg                  Director                                            November 29, 2006
--------------------
Marvin E. Sternberg

*Julian A. Brodsky                    Director                                            November 29, 2006
------------------
Julian A. Brodsky

*Arnold M. Reichman                   Director                                            November 29, 2006
-------------------
Arnold M. Reichman

*Robert Sablowsky                     Director                                            November 29, 2006
-----------------
Robert Sablowsky

*Robert Straniere                     Director                                            November 29, 2006
-----------------
Robert Straniere

*Nicholas A. Giordano                 Director                                            November 29, 2006
---------------------
Nicholas A. Giordano


*Mark A. Sargent                      Director                                            November 29, 2006
----------------
Mark A. Sargent

*By:/s/ Edward J. Roach                                                                   November 29, 2006
-----------------------
Edward J. Roach
Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


            Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:      November 9, 2000


            /s/ Francis J. McKay
            --------------------
            Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


            Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:      November 9, 2000



            /s/ Marvin E. Sternberg
            -----------------------
            Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


           Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:      November 9, 2000


            /s/ Julian Brodsky
            ------------------
            Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


            Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:      November 9, 2000


            /s/ Arnold Reichman
            -------------------
            Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


            Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:      November 9, 2000


            /s/ Robert Sablowsky
            --------------------
            Robert Sablowsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:      September 10, 2002


            /s/ J. Richard Carnall
            ----------------------
            J. Richard Carnall

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Robert Straniere, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:      June 8, 2006


            /s/ Robert Straniere
            --------------------
            Robert Straniere

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Mark A. Sargent, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:      September 21, 2006


            /s/ Mark A. Sargent
            -------------------
            Mark A. Sargent

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:      September 21, 2006


            /s/ Nicholas A. Giordano
            ------------------------
            Nicholas A. Giordano